Cover Page	May 10, 2021	Feb. 11, 2021
Document Information [Line Items]
Entity Central Index Key	0001326160
Document Type	8-K
Document Period End Date	May 10, 2021
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		550 South Tryon Street
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202-1803
City Area Code		704-
Local Phone Number		382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.125% Coupon Due January 2073 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Junior Subordinated Debentures
Trading Symbol	DUKH
Security Exchange Name	NYSE
Junior Subordinated Debentures 5.625% Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE